SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
Oct. 31, 2025 USD ($)
John Deere Tax Deferred Savings Plan for Wage Employees
Summary Of Significant Accounting Policies
Administrative expense per participant	$ 2